PREPAID LEASES (Details 1) (USD $)	Jun. 30, 2014	Sep. 30, 2013
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 3,400,612	$ 2,335,655
Operating Leases, Future Minimum Payments, Due In Two Years	3,400,612	2,335,655
Operating Leases, Future Minimum Payments, Due In Three Years	3,400,612	2,335,655
Operating Leases, Future Minimum Payments, Due In Four Years	3,400,612	2,335,655
Operating Leases, Future Minimum Payments, Due In Five Years	3,400,612	2,335,655
Operating Leases, Future Minimum Payments, Due Thereafter	9,458,845	8,694,471
Operating Leases, Future Minimum Payments Due	$ 26,461,905	$ 20,372,746